Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases
Summary of components of lease expenses

	Year Ended December 31,
	2020	2021
Lease cost:
Amortization of right-of-use assets	4,022	6,981
Interest of lease liabilities	396	749
Expenses for short-term lease within 12 months	292	501
Total lease cost	4,710	8,231

Summary of supplemental cash flow information related to leases

	Year Ended December 31,
	2020	2021
Cash paid for amounts included in the measurement of lease liabilities	4,976	7,920
Right-of-use assets obtained in exchange for operating lease liabilities	7,047	23,810

Summary of supplemental consolidated balance sheet information related to leases

	As of December 31,
	2020	2021
Right-of-use assets	12,267	22,181
Operating lease liabilities - current	6,326	5,697
Operating lease liabilities - non-current	5,688	16,048
Total lease liabilities	12,014	21,745
Weighted-average remaining lease term
Operating leases	2.26 years	3.81 years
Weighted-average discount rate
Operating lease	4.75% per annum	4.75% per annum

Summary of maturities of lease liabilities

	As of December 31,
	2020	2021
2020	—	—
2021	6,784	—
2022	3,807	6,722
2023	2,028	6,652
2024	47	4,909
2025	18	4,888
2026	—	646
2027	—	5
Total undiscounted lease payments	12,684	23,822
Less: imputed interest	(670)	(2,077)
Total lease liabilities	12,014	21,745